Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of financial instruments
Schedule of fair value of financial assets and liabilities

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2020
Non-current financial investments	–	31	–	714	–	–	–	745	745
Other non-current financial assets	115	–	99	5	–	87	–	306	306
Other current financial assets including derivatives	22	–	169	8	–	15	–	214	214
Trade receivables	–	–	–	–	–	5 503	–	5 503	5 503
Current financial investments	134	–	882	–	–	105	–	1 121	1 121
Cash and cash equivalents	4 333	–	2 607	–	–	–	–	6 940	6 940
Total financial assets	4 604	31	3 757	727	–	5 710	–	14 829	14 829
Long-term interest-bearing liabilities	5 015	–	–	–	–	–	–	5 015	5 140
Other long-term financial liabilities	–	–	–	19	–	–	–	19	19
Short-term interest-bearing liabilities	561	–	–	–	–	–	–	561	561
Other short-term financial liabilities including derivatives	–	–	318	420	–	–	–	738	738
Trade payables	3 174	–	–	–	–	–	–	3 174	3 174
Total financial liabilities	8 750	–	318	439	–	–	–	9 507	9 632

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2019
Non-current financial investments	–	–	–	740	–	–	–	740	740
Other non-current financial assets	165	–	171	6	–	103	–	445	430
Other current financial assets including derivatives	46	–	81	–	–	37	–	164	164
Trade receivables	–	–	–	–	–	5 025	–	5 025	5 025
Current financial investments	42	–	51	–	–	4	–	97	97
Cash and cash equivalents	4 090	–	1 820	–	–	–	–	5 910	5 910
Total financial assets	4 343	–	2 123	746	–	5 169	–	12 381	12 366
Long-term interest-bearing liabilities	3 985	–	–	–	–	–	–	3 985	4 056
Other long-term financial liabilities	–	–	10	20	–	–	–	30	30
Short-term interest-bearing liabilities	292	–	–	–	–	–	–	292	292
Other short-term financial liabilities including derivatives	–	–	164	639	–	–	–	803	803
Trade payables	3 786	–	–	–	–	–	–	3 786	3 786
Total financial liabilities	8 063	–	174	659	–	–	–	8 896	8 967

(1)   The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on quotes from third-party pricing services (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

Schedule of reconciliation of balances on level 3 financial assets and liabilities

	Level 3 financial	Level 3 financial
EURm	assets	liabilities
As of January 1, 2019	688	(707)
Net gains in income statement	49	35
Additions	90	–
Deductions	(79)	1
Other movements	(2)	12
As of December 31, 2019	746	(659)
Net gains in income statement	19	94
Additions	49	–
Deductions	(85)	2
Transfers out of level 3	(5)	126
Other movements	3	(2)
As of December 31, 2020	727	(439)